Issued share capital, share premium account and share options (Tables)	12 Months Ended
Mar. 31, 2019
Issued share capital, share premium account and share options
Schedule of share capital

	At March 31,
	2019	2018	2017
	€M	€M	€M
Authorised/Share Capital reorganisation
1,550,000,000 ordinary equity shares of 0.600 euro cent each	9.3	9.3	9.3
1,368,000,000 'B' Shares of 0.050 euro cent each	0.7	0.7	0.7
1,368,000,000 Deferred shares of 0.050 euro cent each	0.7	0.7	0.7
	10.7	10.7	10.7

Allotted, called-up and fully paid:
1,133,395,322 ordinary equity shares of 0.600 euro cent each	6.8	—	—
1,171,142,985 ordinary equity shares of 0.600 euro cent each	—	7.0	—
1,217,870,999 ordinary equity shares of 0.600 euro cent each	—	—	7.3

Schedule of share premium account

	At March 31,
	2019	2018	2017
	€M	€M	€M
Balance at beginning of year	719.4	719.4	719.4
Balance at end of year	719.4	719.4	719.4

Schedule of share options outstanding

		Weighted
	Share Options	Average
	M	Exercise Price
Outstanding at March 31, 2016	17.3	€6.97
Granted	3.0	€12.0
Forfeited	(0.2)	€9.42
Outstanding at March 31, 2017	20.1	€7.70
Outstanding at March 31, 2018	20.1	€7.70
Granted	20.0	11.12
Forfeited	(0.3)	12.00
Outstanding at March 31, 2019	39.8	€9.38

Schedule of range of exercise prices and weighted average remaining contractual life

	Options outstanding
		Weighted-
		average	Weighted-
	Number	remaining	average
Range of exercise	outstanding	contractual life	exercise
price (€)	M	(years)	price (€)
6.25-10.99	17.3	2.95	6.96
11.00-17.55	22.5	6.58	11.24

Schedule of share option grants

Year ended
March 31, 2019

Fair value at grant date	1.68
Share price at grant date	11.12
Exercise price	11.12
Dividend yield	3%
Volatility	25%
Risk free interest rate	—
Expected term (years)	7 years